Document and Entity Information	Jan. 15, 2020
Cover [Abstract]
Entity Registrant Name	INTEL CORP
Security Exchange Name	NASDAQ
Amendment Flag	true
Entity Central Index Key	0000050863
Document Type	8-K/A
Document Period End Date	Jan. 15, 2020
Entity Incorporation State Country Code	DE
Entity File Number	000-06217
Entity Tax Identification Number	94-1672743
Entity Address, Address Line One	2200 Mission College Blvd.
Entity Address, City or Town	Santa Clara
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95054-1549
City Area Code	408
Local Phone Number	765-8080
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.001 par value
Trading Symbol	INTC
Entity Emerging Growth Company	false
Amendment Description	On January 21, 2020, Intel Corporation (“Intel”) filed a Form 8-K under Item 5.02 pursuant to which it announced that the Board of Directors (the “Board”) of Intel had elected Ms. Alyssa Henry to its Board, effective as of January 15, 2020. At that time, Ms. Henry had not been appointed to any committees of the Board.On March 11, 2020, the Board appointed Ms. Henry to the Audit Committee and Compensation Committee of the Board effective after the conclusion of Intel’s 2020 Annual Stockholders’ Meeting, provided she is re-elected to the Board by stockholders at the meeting. The Board determined that Ms. Henry qualifies as “independent” in accordance with Nasdaq’s listing requirements, including those requirements specifically applicable to audit committee and compensation committee members.